SENIOR TERM LOAN (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Senior term loan	$ 44,100	$ 46,800
Accrued interest	5,000	2,500
Convertible Note Agreement [Member]
Debt Instrument [Line Items]
Liquidity	$ 15,000	$ 20,000
Fortress Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 30, 2024
Interest rate description	The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023.
Tranche 1 [Member] | Fortress Credit Agreement [Member]
Debt Instrument [Line Items]
Term loan	$ 34,000
Tranche 2 [Member] | Fortress Credit Agreement [Member]
Debt Instrument [Line Items]
Term loan	$ 10,000